UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Eng
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Rick Eng     McLean, VA     July 26, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $255,262 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVT CORP MD             COM              00253G108    11601  1193500 SH       SOLE                  1193500        0        0
AMERICREDIT CORP               COM              03060R101    13887   544600 SH       SOLE                   544600        0        0
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     5859   542500 SH       SOLE                   542500        0        0
CAREER EDUCATION CORP          COM              141665109     3632    99200 SH       SOLE                    99200        0        0
CAPITAL ONE FINL CORP          COM              14040H105     7961    99500 SH       SOLE                    99500        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    12186   223400 SH       SOLE                   223400        0        0
CONSOL ENERGY INC              COM              20854P109    10909   203600 SH       SOLE                   203600        0        0
DEX MEDIA INC                  COM              25212E100    11702   479400 SH       SOLE                   479400        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     6100   160600 SH       SOLE                   160600        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR PFD SHS   29081M102     6667   201600 SH       SOLE                   201600        0        0
FIELDSTONE INVT CORP           COM              31659U300     9109   632600 SH       SOLE                   632600        0        0
FREIGHTCAR AMER INC            COM              357023100     2068   104300 SH       SOLE                   104300        0        0
HOMEBANC CORP GA               COM              43738R109    13380  1471900 SH       SOLE                  1471900        0        0
ICICI BK LTD                   ADR              45104G104     3007   137600 SH       SOLE                   137600        0        0
MAGNA ENTMT CORP               CL A             559211107     7573  1342800 SH       SOLE                  1342800        0        0
NVR INC                        COM              62944T105    22178    27380 SH       SOLE                    27380        0        0
NEW CENTURY FINANCIAL CORP M   COM              6435EV108    13140   255400 SH       SOLE                   255400        0        0
PENN NATL GAMING INC           COM              707569109    28791   788800 SH       SOLE                   788800        0        0
PETROHAWK ENERGY CORP          COM              716495106    10788   998900 SH       SOLE                   998900        0        0
PHELPS DODGE CORP              COM              717265102    12996   140500 SH       SOLE                   140500        0        0
Quanta Capital Holding Ltd     COM              74763S209    13185  2116303 SH       SOLE                  2116303        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    13618   942400 SH       SOLE                   942400        0        0
SAXON CAP INC NEW              COM              80556T106     5995   351200 SH       SOLE                   351200        0        0
TEMPLE INLAND INC              COM              879868107     2909    78300 SH       SOLE                    78300        0        0
WEBMD CORP                     COM              94769M105     6021   586300 SH       SOLE                   586300        0        0